RELATED PARTIES - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenues	$ 12,269	$ 16,622	$ 29,213	$ 29,652
Operating costs	8,408	11,287	19,437	20,017
Receivables, net	6,615		6,920
Other assets	2,553		2,828
Related Party
Related Party Transaction [Line Items]
Revenues	133	198	273	322
Operating costs	43	$ 82	114	$ 24
Receivables, net	213		190
Other assets	$ 87		$ 82